Organizations and Principal Activities (Details) - Schedule of Consolidated Financial Statements of Revenue - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of Consolidated Financial Statements of Revenue [Line Items]
Net revenues	¥ 270,102	$ 37,249	¥ 283,515
Net loss	(50,016)	(6,898)	(198,796)
Net cash (used in)/ provided by operating activities	22,125	3,051	(14,274)
Net cash used in investing activities	(4,668)	(644)	(33,060)
Net cash used in financing activities	¥ (18,492)	$ (2,550)	¥ (17,952)